MGA-Q3

Quarterly Report
December 31, 2025
MFS®  Georgia
Municipal Bond Fund

Portfolio of Investments
12/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 94.4%
Airport Revenue – 3.5%
Atlanta, GA, Airport General Rev., “B”, 5.25%, 7/01/2049	$1,000,000	$1,042,128
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2052	1,000,000	1,013,440
Atlanta, GA, Airport General Rev., “C”, 5%, 7/01/2053	500,000	506,950
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2044	1,000,000	1,017,726
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	500,000	506,881
		$4,087,125
General Obligations - General Purpose – 4.4%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$220,000	$205,771
Cartersville, GA, General Obligation, 2%, 10/01/2040	1,000,000	744,416
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	150,816	165,687
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	46,290	46,276
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	85,068	83,595
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	35,711	34,618
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	48,553	44,892
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	171,495	149,621
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	59,571	43,108
Dacula, GA, Urban Redevelopment Agency Rev. (Georgia Project), AGM, 4.125%, 2/01/2050	1,000,000	938,550
Roswell, GA, General Obligation, “A”, 4%, 2/01/2048	500,000	486,385
Senoia, GA, Building and Facilities Authority Rev., 4%, 12/01/2046	1,000,000	965,527
State of Illinois, General Obligation, 5.5%, 5/01/2039	180,000	192,605
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	85,000	89,078
Washington County, GA, Hospital Authority Rev., Anticipation Certificates (Medical Center Project), 4%, 2/01/2044	1,000,000	979,277
		$5,169,406
General Obligations - Schools – 3.2%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$370,000	$288,099
Commerce, GA, City School District, General Obligation, 6%, 8/01/2047	500,000	568,939
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	930,000	709,861
Rome, GA, Building Authority Rev. (City Schools Project), 5%, 3/01/2043	1,000,000	1,070,239
Rome, GA, Building Authority Rev. (City Schools Project), 5%, 3/01/2044	1,000,000	1,061,188
		$3,698,326
Healthcare Revenue - Hospitals – 12.2%
Albany-Dougherty County, GA, Hospital Authority Rev. (Phoebe Putney Health System), “A”, 5%, 9/01/2044	$1,000,000	$1,033,407
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	210,000	194,293
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center, Inc. Project), 5%, 7/01/2055	750,000	773,615
Cedartown, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039 (Prerefunded 7/01/2026)	500,000	505,802
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	25,000	21,607
Columbia County, GA, Hospital Authority Rev. (Wellstar Health System, Inc. Project), “A”, 5.75%, 4/01/2053	1,000,000	1,071,986
Columbia County, GA, Hospital Authority Rev., Taxable (Wellstar Health System, Inc. Project), “A”, AGM, 5%, 4/01/2048	1,000,000	1,029,910
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System, Inc. Project), 4%, 8/15/2048	250,000	228,907
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System, Inc. Project), “B”, 5%, 8/15/2041	850,000	925,240
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System, Inc. Project), “B”, FNMA, 5%, 8/15/2042	450,000	484,451
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	15,000	15,239
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2039	400,000	400,695
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2049	1,000,000	896,888
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), 5%, 4/01/2034	1,000,000	1,023,750
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 5%, 4/01/2042	750,000	758,042
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/2028	400,000	400,415
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	1,000,000	1,010,090

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4.25%, 5/01/2052	$500,000	$458,322
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	720,000	674,799
Richmond County, GA, Hospital Authority Rev., Anticipation Certificates (University Health Services, Inc. Project), 4%, 1/01/2036	1,000,000	1,001,851
Savannah, GA, Hospital Authority Rev. (St. Joseph's/Candler Health System, Inc.), “A”, 4%, 7/01/2043	1,000,000	949,196
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	550,000	481,178
		$14,339,683
Healthcare Revenue - Long Term Care – 0.9%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A”, 5%, 7/01/2036	$500,000	$500,738
Hall County and Gainesville, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	506,300
		$1,007,038
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$130,000	$96,010
Industrial Revenue - Paper – 0.1%
Rockdale County, GA, Development Authority Refunding Rev. (Pratt Paper LLC Project), 4%, 1/01/2038 (n)	$150,000	$147,153
Miscellaneous Revenue - Other – 6.9%
Atlanta, GA, Development Authority Rev. (Gulch Enterprise Zone Project), Convertible Capital Appreciation, “A-1”, 0% to 6/15/2028, 6.5% to 12/15/2048	$275,000	$246,970
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-1”, 5%, 4/01/2034 (n)	500,000	510,177
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “A”, 4%, 1/01/2054	1,250,000	1,071,375
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	1,000,000	949,706
Clarke County, GA, Classic Center Authority Rev. (Classic Center Arena Project), “A”, 4.625%, 5/01/2043	1,000,000	1,025,224
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), “A”, 5%, 3/15/2036	500,000	501,677
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), “A”, 5%, 3/15/2044	660,000	668,372
Hart County, GA, Association County Commissioners (Public Purpose Project), 4.75%, 11/01/2052	1,000,000	1,004,768
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	280,000	279,553
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	175,000	175,036
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel First Tier), “A”, 5.25%, 6/01/2061	500,000	497,701
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 6.25%, 6/01/2061	250,000	250,361
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Third Tier HMT Pledge), “C”, AGM, 5%, 6/01/2058	500,000	511,341
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055 (w)	325,000	319,356
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	45,000	45,401
		$8,057,018
Multi-Family Housing Revenue – 7.8%
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Housing Rev. (Connell Commons), “A”, 4.75%, 5/01/2043	$1,100,000	$1,129,313
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Mortgage (Trinity Towers), “A”, 4.85%, 9/01/2043	1,000,000	1,065,965
DeKalb County, GA, Housing Authority, Affordable Multi-Family Housing Refunding Rev. (The Avenues of North Decatur), 4.125%, 12/01/2034	1,000,000	1,008,123
DeKalb County, GA, Housing Authority, Affordable Multi-Family Housing Rev. (Park at 500 Project), 4%, 3/01/2034	1,000,000	1,006,536
DeKalb County, GA, Housing Authority, Affordable Multi-Family Senior Rev. (Kensington Station Project), “A”, 4%, 12/01/2033	1,000,000	1,019,961
Douglas County, GA, Housing Authority, Multi-Family Rev. (Durelee Lane Senior Residences), “A”, FNMA, 5.1%, 2/01/2044	1,000,000	1,054,764
Griffin, GA, Housing Authority, Multi-Family Housing Rev. (Parc at Rosenwald), “A”, FNMA, 5.15%, 9/01/2044	1,000,000	1,071,735
Lawrenceville, GA, Housing Finance Authority, Multi-Family Rev. (Applewood Towers Project), “A”, 4.375%, 10/01/2042	990,000	1,009,014
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	314,714	320,376
Savannah, GA, Housing Authority, Multi-Family (Pines at Garden City Project), FNMA, 4.75%, 3/01/2042	500,000	527,642
		$9,213,429

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Port Revenue – 2.3%
Georgia Ports Authority Rev., 4%, 7/01/2047	$1,000,000	$959,028
Georgia Ports Authority Rev., 4%, 7/01/2052	1,000,000	926,266
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	1,000,000	872,314
		$2,757,608
Sales & Excise Tax Revenue – 4.6%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$90,000	$86,774
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Refunding Rev., “A”, 5.25%, 7/01/2050	1,000,000	1,069,700
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Refunding Rev., “A”, 5%, 7/01/2039	1,000,000	1,120,750
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Refunding Rev., “E-1”, 3%, 7/01/2040	1,000,000	883,008
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	24,000	24,009
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	82,000	77,290
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	627,000	603,648
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	196,000	191,763
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	83,000	81,206
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	578,000	539,639
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	6,000	5,329
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	326,000	267,831
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	316,000	239,289
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	145,000	48,433
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	245,000	196,000
		$5,434,669
Secondary Schools – 0.6%
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2055	$500,000	$476,447
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2049 (n)	250,000	222,467
		$698,914
Single Family Housing - State – 7.7%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$40,000	$40,094
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4.15%, 12/01/2038	1,000,000	1,016,929
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.85%, 12/01/2041	1,465,000	1,443,933
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.6%, 12/01/2044	1,000,000	903,511
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2048	405,000	374,154
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4.6%, 12/01/2049	1,000,000	985,287
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4.7%, 12/01/2054	1,000,000	1,000,117
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B”, 4.875%, 12/01/2038	685,000	717,047
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C”, 5.05%, 12/01/2045	1,000,000	1,023,111
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C”, 4.55%, 12/01/2049	750,000	745,336
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	595,000	598,198
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	195,000	195,522
		$9,043,239
State & Local Agencies – 3.6%
Fayette County, GA, Development Authority Rev. (United States Soccer Federation, Inc. Project), 5.25%, 10/01/2054	$1,000,000	$1,029,738
Georgia Municipal Association, Inc. (City of Fairburn Project), 4%, 1/01/2055	1,000,000	921,464
Knightdale, NC, Limited Obligation, 4%, 3/01/2043	650,000	643,185
Knightdale, NC, Limited Obligation, 4%, 3/01/2045	550,000	536,777
Rockdale County, GA, Public Facilities Rev., 5%, 1/01/2054	1,000,000	1,038,942
		$4,170,106
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$5,000	$4,880
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	130,000	102,886
		$107,766

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – 2.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	$435,000	$444,917
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	70,000	70,034
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	185,000	194,153
Cobb-Marietta, GA, Coliseum & Exhibit Hall Authority Rev. (Cobb Galleria Centre Project), 5.5%, 10/01/2050	1,000,000	1,090,113
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	35,000	35,367
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	100,000	100,756
Jefferson, GA, Public Building Authority Rev. (School District Project), 5%, 2/01/2050	1,000,000	1,050,035
		$2,985,375
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$10,000	$9,980
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	9,000	9,167
		$19,147
Tobacco – 0.4%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 B-2, “2”, 5%, 6/01/2055	$355,000	$287,359
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	240,000	219,349
		$506,708
Toll Roads – 0.7%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$375,000	$308,596
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	450,000	463,355
		$771,951
Universities - Colleges – 10.8%
Americus-Sumter, GA, Payroll Development Authority Rev. (USG Real Estate Foundation VII LLC Project), “A”, 3.5%, 6/01/2035	$500,000	$502,671
Augusta, GA, Development Authority Rev. (AU Jaguar Facilities Development LLC Project), 5.5%, 7/01/2048	750,000	792,037
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2037	560,000	565,553
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	1,000,000	946,529
Cobb County, GA, Development Authority Lease Rev. (KSU Summit II Student Housing Project), 4.625%, 7/15/2056	1,000,000	980,222
Dahlonega, GA, Downtown Development Authority Refunding Rev. (North Georgia MAC LLC), 5%, 7/01/2036	1,000,000	1,024,331
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 4%, 6/15/2049	500,000	464,483
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2052	1,000,000	1,021,858
Georgia Higher Education Facilities Authority Rev. (USG Real Estate Foundation XIV, LLC Project), “B”, 5%, 1/01/2045 (w)	495,000	521,873
Georgia Higher Education Facilities Authority Rev. (USG Real Estate Foundation XIV, LLC Project), “B”, 5%, 1/01/2046 (w)	505,000	529,203
Georgia Private Colleges & Universities Authority Rev. (Emory University), “A”, 5.25%, 9/01/2045	750,000	819,254
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	350,137
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5.25%, 10/01/2051	1,000,000	1,033,392
Gwinnett County, GA, Development Authority Rev. (Student Housing), “A”, 5%, 7/01/2040	1,000,000	1,015,131
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	500,000	413,451
Moultrie-Colquitt County, GA, Development Authority Rev. (Philadelphia College of Osteopathic Medicine), 5%, 12/01/2048	870,000	883,242
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	60,000	60,135
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	40,000	40,052
South Carolina Clemson University Athletic Facilities Rev., “A”, 3%, 5/01/2048	1,000,000	750,239
		$12,713,793
Universities - Dormitories – 0.3%
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030	$390,000	$390,243
Utilities - Municipal Owned – 8.5%
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2035	$500,000	$501,762
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2036	500,000	501,440
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, 4.5%, 7/01/2063	1,000,000	963,496
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2048	1,000,000	1,019,537
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2055	1,000,000	1,012,465
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, 5%, 1/01/2039	750,000	772,763

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2037	$1,000,000	$1,071,544
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2038	125,000	129,952
Georgia Municipal Electric Authority, “A”, BAM, 5.25%, 1/01/2054	1,000,000	1,044,574
Georgia Municipal Gas Authority Rev. (Mid-State Energy Commission Project), BAM, 5%, 9/01/2050	1,000,000	1,020,117
Griffin, GA, Combined Public Utility Rev., BAM, 5%, 1/01/2051	1,000,000	1,044,988
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	155,000	103,463
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	200,000	133,500
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	490,000	490,036
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	125,000	83,438
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	70,000	70,781
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	10,141
		$9,973,997
Utilities - Other – 3.7%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$585,000	$621,587
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	500,000	541,446
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2055 (Put Date 12/01/2035)	1,000,000	1,064,757
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	750,000	798,292
Kentucky Public Energy Authority, Gas Supply Rev., “B”, 5%, 12/01/2033	520,000	539,074
Southeast Alabama Energy Authority, “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	715,000	781,116
		$4,346,272
Water & Sewer Utility Revenue – 9.5%
Atlanta, GA, Water & Wastewater Refunding Rev., BAM, 4%, 11/01/2043	$1,000,000	$989,238
Cartersville, GA, Development Authority Waste & Water Facilities Rev., 4%, 6/01/2038	500,000	503,236
Cherokee County, GA, Water & Sewerage Authority Rev., 4%, 8/01/2053	1,000,000	938,231
Coweta County, GA, Water & Sewerage Authority Rev., 5%, 6/01/2054	1,000,000	1,039,772
DeKalb County, GA, Water & Sewer Rev., 5%, 10/01/2052	1,000,000	1,031,884
Gainesville, GA, Water & Sewer Rev., 5%, 11/15/2046	400,000	427,131
Georgia Upper Oconee Basin Water Authority Rev., 5%, 7/01/2049	1,000,000	1,049,727
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	125,058
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	155,000	155,908
Henry County, GA, Water Authority, Water & Sewer Rev., 4.25%, 2/01/2044	1,000,000	1,008,373
Macon, GA, Water Authority, Water & Sewer Rev., 5%, 10/01/2054	1,000,000	1,045,571
Spalding County, GA, Water & Sewer Facilities Authority Rev., 4.85%, 6/01/2056	690,000	702,673
Springfield, GA, Water & Sewer Rev., AGM, 5%, 9/01/2045	500,000	526,792
Springfield, GA, Water & Sewer Rev., AGM, 5%, 9/01/2047	600,000	627,874
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Reservoir Water Treatment Facility Project), 5%, 2/01/2053	1,000,000	1,033,452
		$11,204,920
Total Municipal Bonds		$110,939,896
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	$219,865	$75,590
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$178,303	$114,113

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 5.2%
Money Market Funds – 5.2%
MFS Institutional Money Market Portfolio, 3.82% (v)	6,093,901	$6,095,120

Other Assets, Less Liabilities – 0.2%		280,936
Net Assets – 100.0%		$117,505,655

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,095,120 and
$111,129,599, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,476,656, representing 2.1% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$111,054,009	$—	$111,054,009
U.S. Corporate Bonds	—	75,590	—	75,590
Investment Companies	6,095,120	—	—	6,095,120
Total	$6,095,120	$111,129,599	$—	$117,224,719
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended December 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,250,200	$31,696,889	$27,851,930	$(436)	$397	$6,095,120

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$85,106	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2025, are as follows:
Georgia	80.5%
Puerto Rico	3.2%
New York	2.0%
North Carolina	1.6%
Illinois	1.3%
Virginia	0.7%
California	0.7%
Maryland	0.7%
Alabama	0.7%
South Carolina	0.6%
Arkansas	0.6%
Wisconsin	0.6%
Kentucky	0.5%
Guam	0.4%
Massachusetts	0.4%
U.S. Virgin Islands	0.3%
New Hampshire	0.3%
Ohio	0.2%
Washington DC	0.2%
Pennsylvania	0.2%
Iowa	0.1%
Texas	0.1%
Connecticut (o)	0.0%
Colorado (o)	0.0%
Kentucky (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.